Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Receivables

	December 31, 2022	December 31 2021
	$	$
Trade receivables, net of expected credit losses of $2.0 (2021 – $2.0)	988.1	787.9
Holdbacks, current	26.3	28.6
Other	13.6	7.2
Trade and other receivables	1,028.0	823.7

Aging Analysis of Gross Trade Receivables	The aging analysis of gross trade receivables is as follows:

	Total $	1–30 $	31–60 $	61–90 $	91–120 $	121+ $
December 31, 2022	990.1	556.4	246.9	71.6	39.8	75.4
December 31, 2021	789.9	467.8	181.1	56.3	30.6	54.1